AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Jun. 30, 2026 USD ($) position	Dec. 31, 2025 USD ($) position
Number of Issues
Less than 12 months | position	3,736	1,388
12 months or more | position	699	788
Total | position	4,435	2,176
Gross Unrealized Losses
Less than 12 months	$ (533)	$ (145)
12 months or more	(368)	(340)
Total	(901)	(485)
Fair Value
Less than 12 months	31,583	8,239
12 months or more	3,847	4,360
Total	$ 35,430	$ 12,599
U.S. treasury and government
Number of Issues
Less than 12 months | position	26	10
12 months or more | position	22	28
Total | position	48	38
Gross Unrealized Losses
Less than 12 months	$ (14)	$ (12)
12 months or more	(28)	(29)
Total	(42)	(41)
Fair Value
Less than 12 months	62	17
12 months or more	78	107
Total	$ 140	$ 124
U.S. state and municipal
Number of Issues
Less than 12 months | position	103	52
12 months or more | position	55	83
Total | position	158	135
Gross Unrealized Losses
Less than 12 months	$ (7)	$ (5)
12 months or more	(16)	(16)
Total	(23)	(21)
Fair Value
Less than 12 months	569	357
12 months or more	206	255
Total	$ 775	$ 612
Foreign governments
Number of Issues
Less than 12 months | position	133	37
12 months or more | position	37	28
Total | position	170	65
Gross Unrealized Losses
Less than 12 months	$ (57)	$ (7)
12 months or more	(21)	(22)
Total	(78)	(29)
Fair Value
Less than 12 months	4,664	431
12 months or more	109	76
Total	$ 4,773	$ 507
Corporate debt securities
Number of Issues
Less than 12 months | position	3,183	1,156
12 months or more | position	511	575
Total | position	3,694	1,731
Gross Unrealized Losses
Less than 12 months	$ (368)	$ (95)
12 months or more	(226)	(216)
Total	(594)	(311)
Fair Value
Less than 12 months	23,596	6,569
12 months or more	2,868	3,287
Total	$ 26,464	$ 9,856
Residential mortgage-backed securities
Number of Issues
Less than 12 months | position	85	24
12 months or more | position	19	20
Total | position	104	44
Gross Unrealized Losses
Less than 12 months	$ (2)	$ 0
12 months or more	(1)	(2)
Total	(3)	(2)
Fair Value
Less than 12 months	180	64
12 months or more	50	100
Total	$ 230	$ 164
Commercial mortgage-backed securities
Number of Issues
Less than 12 months | position	67	40
12 months or more | position	27	29
Total | position	94	69
Gross Unrealized Losses
Less than 12 months	$ (21)	$ (9)
12 months or more	(25)	(23)
Total	(46)	(32)
Fair Value
Less than 12 months	572	210
12 months or more	203	290
Total	$ 775	$ 500
Collateralized debt securities
Number of Issues
Less than 12 months | position	139	69
12 months or more | position	28	25
Total | position	167	94
Gross Unrealized Losses
Less than 12 months	$ (64)	$ (17)
12 months or more	(51)	(32)
Total	(115)	(49)
Fair Value
Less than 12 months	1,940	591
12 months or more	333	245
Total	$ 2,273	$ 836